INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 1,299	$ 1,264
Finished goods	11,287	9,404
Total inventory	12,586	10,668
Cost of goods sold, deferred finished goods inventory	$ 4,246	$ 2,958